CONVERTIBLE BONDS - Schedule of recognition and movements of convertible bonds (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Interest paid (cash flow)	€ (1,875)	€ (8,418)	€ (11,063)
2025 Convertible Bonds
Disclosure of detailed information about borrowings [line items]
Borrowings at the beginning of the period	0
Carrying value initial recognition	121,277
Interest paid (cash flow)	(1,875)
Amortization transaction cost	650
Accrued interest	3,536
Borrowings at the end of the period	123,588	€ 0
- Current portion	1,661
- Non-current portion	€ 121,927